Income Taxes (Components Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Tax over book depreciation	$ 36.6	$ 39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	142.8	147.0
Deferred tax assets:
Post-retirement benefits other than pensions	6.3	7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20.0	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	153.3	166.0
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$ (8.4)	$ 0.6